Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued salaries and social welfare	$ 337,599	$ 345,710
Accrued expenses	388,572	291,043
Reimbursed employee's expense	50,228	34,212
Deposits from customers	198,907	89,382
Others	1,813	2,526
Total accrued expenses and other current liabilities	$ 977,119	$ 762,873